GROUP STATEMENT OF FINANCIAL POSITION (Parenthetical) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Intangible fixed assets, net of accumulated amortization and impairment	£ 3,888,000	£ 571,000
Net of accumulated depreciation and impairment on property plant and equipment	82,449,000	18,802,000
Right of use assets, net of accumulated depreciation	15,000	8,000
Profit (loss)	(194,231,000)	30,765,000
Comprehensive loss	£ (199,481,000)	37,340,000
Common stock
Condensed Balance Sheet Statements, Captions [Line Items]
Par value per share	£ 0.001
Accumulated surplus / (deficit)
Condensed Balance Sheet Statements, Captions [Line Items]
Profit (loss)	£ (194,231,000)	30,765,000
Comprehensive loss	£ (194,231,000)	£ 30,765,000